Statements of Net Assets Available for Benefits - EBP 100 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Total investments, at fair value	$ 348,685,419	$ 311,278,268
Receivables
Notes receivable from participants	6,444,402	5,506,332
Employer contributions receivable	287,818	0
EBP, Participant Contribution, Receivable	593,503	0
Total receivables	7,325,723	5,506,332
Total assets	356,011,142	316,784,600
LIABILITIES	0	0
Net assets available for benefits	356,011,142	316,784,600
Registered investment companies
ASSETS
Total investments, at fair value	185,564,910	263,806,407
Collective investment trust
ASSETS
Total investments, at fair value	147,383,904	32,690,815
Company common stock fund
ASSETS
Total investments, at fair value	$ 15,736,605	$ 14,781,046